Financial instruments (Details 10) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Current	$ 51,305	$ 68,955
Non-current	2,587,732	1,899,513
Total	2,639,037	1,968,468
Bank borrowings [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments [Line Items]
Current	85	82
Non-current	69,613	69,376
Total	69,698	69,458
Obligations With The Public [Member]
Financial instruments [Line Items]
Current	40,594	36,781
Non-current	2,445,219	1,816,626
Total	2,485,813	1,853,407
For hedging [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	8,954	26,699
Non-current	72,900	13,511
Total	81,854	40,210
Non-hedging liabilities [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current	1,672	5,393
Total	$ 1,672	$ 5,393